Quarterly Report
January 31, 2020
MFS®  Lifetime®  2030 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 37.8%
MFS Emerging Markets Debt Fund - Class R6	1,315,116	$19,845,100
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,877,597	13,086,848
MFS Global Bond Fund - Class R6	3,312,183	30,438,965
MFS Government Securities Fund - Class R6	5,666,082	57,227,430
MFS High Income Fund - Class R6	9,571,356	32,925,464
MFS Inflation-Adjusted Bond Fund - Class R6	4,180,881	44,568,192
MFS Total Return Bond Fund - Class R6	4,325,819	48,449,177
		$246,541,176
International Stock Funds – 13.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	33,335	$428,353
MFS Blended Research International Equity Fund - Class R6	3,688,908	40,762,434
MFS Emerging Markets Equity Fund - Class R6	12,216	429,041
MFS International Growth Fund - Class R6	291,388	10,559,917
MFS International Intrinsic Value Fund - Class R6	234,771	10,618,677
MFS International New Discovery Fund - Class R6	209,780	7,336,013
MFS Research International Fund - Class R6	1,031,343	19,843,032
		$89,977,467
Specialty Funds – 6.2%
MFS Commodity Strategy Fund - Class R6	4,086,292	$20,308,872
MFS Global Real Estate Fund - Class R6	1,154,281	20,500,034
		$40,808,906
U.S. Stock Funds – 42.1%
MFS Blended Research Core Equity Fund - Class R6	916,861	$25,855,477
MFS Blended Research Growth Equity Fund - Class R6	1,770,599	27,196,399
MFS Blended Research Mid Cap Equity Fund - Class R6	3,884,561	47,042,033
MFS Blended Research Small Cap Equity Fund - Class R6	739,359	10,055,276
MFS Blended Research Value Equity Fund - Class R6	2,029,790	27,158,591
MFS Growth Fund - Class R6	206,241	27,339,280
MFS Mid Cap Growth Fund - Class R6	1,016,089	23,603,750
MFS Mid Cap Value Fund - Class R6	949,514	23,509,966
MFS New Discovery Fund - Class R6	156,133	5,058,725
MFS New Discovery Value Fund - Class R6	316,733	5,039,225
MFS Research Fund - Class R6	557,677	25,931,961
MFS Value Fund - Class R6	620,632	27,134,044
		$274,924,727
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.62% (v)	1,064,964	$1,065,070
Total Investment Companies		$653,317,346

Other Assets, Less Liabilities – (0.1)%		(456,027)
Net Assets – 100.0%		$652,861,319
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $653,317,346.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$653,317,346	$—	$—	$653,317,346
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,505,404	$3,200,594	$2,208,539	$61,597	$1,296,421	$25,855,477
MFS Blended Research Emerging Markets Equity Fund	839,242	33,207	423,416	44,957	(65,637)	428,353
MFS Blended Research Growth Equity Fund	26,024,795	2,578,929	3,419,560	300,992	1,711,243	27,196,399
MFS Blended Research International Equity Fund	39,552,966	5,677,986	5,322,519	101,698	752,303	40,762,434
MFS Blended Research Mid Cap Equity Fund	44,745,605	5,154,712	4,049,997	253,368	938,345	47,042,033
MFS Blended Research Small Cap Equity Fund	9,667,611	1,748,165	1,189,496	26,772	(197,776)	10,055,276
MFS Blended Research Value Equity Fund	26,090,094	2,707,465	2,303,915	129,593	535,354	27,158,591
MFS Commodity Strategy Fund	19,179,380	4,454,526	1,598,716	(212,746)	(1,513,572)	20,308,872
MFS Emerging Markets Debt Fund	17,685,702	2,719,074	1,548,885	(27,440)	1,016,649	19,845,100
MFS Emerging Markets Debt Local Currency Fund	11,807,746	1,798,582	1,244,335	(105,351)	830,206	13,086,848
MFS Emerging Markets Equity Fund	837,518	31,085	426,113	176,356	(189,805)	429,041
MFS Global Bond Fund	24,396,655	6,906,557	2,132,747	(11,966)	1,280,466	30,438,965
MFS Global Real Estate Fund	19,349,673	2,997,572	2,929,632	221,983	860,438	20,500,034
MFS Government Securities Fund	41,922,835	16,254,256	2,935,430	(48,278)	2,034,047	57,227,430
MFS Growth Fund	26,079,975	1,520,616	3,841,424	1,421,108	2,159,005	27,339,280
MFS High Income Fund	29,482,982	4,851,798	1,925,805	(64,620)	581,109	32,925,464
MFS Inflation-Adjusted Bond Fund	37,699,428	8,938,323	3,980,914	(2,841)	1,914,196	44,568,192
MFS Institutional Money Market Portfolio	894,351	11,860,720	11,689,927	(74)	—	1,065,070
MFS International Growth Fund	10,535,493	848,804	1,355,093	204,099	326,614	10,559,917
MFS International Intrinsic Value Fund	10,541,475	870,929	1,114,880	262,370	58,783	10,618,677
MFS International New Discovery Fund	7,565,259	588,720	1,019,627	134,920	66,741	7,336,013
MFS Mid Cap Growth Fund	22,375,454	1,388,399	2,886,372	787,901	1,938,368	23,603,750
MFS Mid Cap Value Fund	22,338,090	2,464,198	2,175,176	163,009	719,845	23,509,966
MFS New Discovery Fund	4,850,361	708,249	735,137	65,027	170,225	5,058,725
MFS New Discovery Value Fund	4,846,225	763,061	632,812	35,502	27,249	5,039,225
MFS Research Fund	23,587,089	2,408,014	1,980,008	87,919	1,828,947	25,931,961
MFS Research International Fund	18,543,558	1,937,225	1,885,455	49,241	1,198,463	19,843,032
MFS Total Return Bond Fund	38,610,762	10,875,676	3,272,081	11,802	2,223,018	48,449,177
MFS Value Fund	26,225,117	2,164,634	2,726,490	386,345	1,084,438	27,134,044
	$589,780,845	$108,452,076	$72,954,501	$4,453,243	$23,585,683	$653,317,346
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$419,155	$890,390
MFS Blended Research Emerging Markets Equity Fund	10,277	—
MFS Blended Research Growth Equity Fund	238,305	979,031
MFS Blended Research International Equity Fund	1,228,325	—
MFS Blended Research Mid Cap Equity Fund	732,371	1,496,863
MFS Blended Research Small Cap Equity Fund	138,801	52,371
MFS Blended Research Value Equity Fund	606,061	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$380,939	$—
MFS Emerging Markets Debt Fund	641,025	—
MFS Emerging Markets Debt Local Currency Fund	450,008	—
MFS Emerging Markets Equity Fund	10,258	—
MFS Global Bond Fund	500,627	—
MFS Global Real Estate Fund	1,123,318	—
MFS Government Securities Fund	881,581	—
MFS Growth Fund	—	431,002
MFS High Income Fund	1,120,277	—
MFS Inflation-Adjusted Bond Fund	746,056	—
MFS Institutional Money Market Portfolio	12,517	—
MFS International Growth Fund	119,940	40,779
MFS International Intrinsic Value Fund	127,999	308,470
MFS International New Discovery Fund	97,608	107,371
MFS Mid Cap Growth Fund	—	188,677
MFS Mid Cap Value Fund	349,296	193,250
MFS New Discovery Fund	113,684	223,349
MFS New Discovery Value Fund	119,530	125,673
MFS Research Fund	326,787	668,389
MFS Research International Fund	391,642	—
MFS Total Return Bond Fund	983,435	—
MFS Value Fund	457,595	337,343
	$12,327,417	$6,042,958
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